OTHER ASSETS (Details) - USD ($)	Dec. 25, 2021	Jun. 26, 2021	Jun. 27, 2020
Other Current Assets	$ 8,939,000	$ 7,870,000
Total Other Assets	$ 11,662,000	12,252,000
Medmen Enterprises Inc. [Member]
Other Current Assets		7,869,974	$ 9,151,613
Total Other Assets		12,252,411	15,893,773
Other Assets [Member] | Medmen Enterprises Inc. [Member]
Long-Term Security Diposits for Leases		4,590,885	8,177,871
Loans and Other Long-Term Diposits		7,655,933	7,568,738
Other Current Assets		5,593	147,164
Total Other Assets		$ 12,252,411	$ 15,893,773